Long Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended						1 Months Ended									1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	Oct. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2013 Revolving Credit Facility [Member]	Sep. 30, 2013 eConversions Limited [Member]	Aug. 15, 2011 eConversions Limited [Member]	Nov. 24, 2010 RetailMeNot.com [Member]	Aug. 31, 2011 Seller Notes [Member] eConversions Limited [Member]	Dec. 31, 2012 Seller Notes [Member] eConversions Limited [Member]	Nov. 30, 2010 Seller Notes [Member] RetailMeNot.com [Member]	Apr. 30, 2010 Seller Notes [Member] Internet Domain Names [Member] Installment	Dec. 31, 2011 Seller Notes [Member] Internet Domain Names [Member]	Dec. 31, 2011 Seller Notes [Member] Internet Domain Names [Member] Amended Agreement [Member] Installment	Aug. 31, 2011 Promissory Notes [Member] Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member]	Dec. 31, 2012 Promissory Notes [Member] Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member]	Jul. 01, 2013 Senior Debt Obligations [Member] Minimum [Member]	Jul. 01, 2013 Prior Senior Debt [Member]	Nov. 30, 2010 Prior Senior Debt [Member]	Nov. 30, 2010 Prior Senior Debt [Member] As funded debt to EBITDA ratio decreases	Nov. 30, 2010 Prior Senior Debt [Member] Subordinated Notes [Member]	Nov. 30, 2010 Prior Senior Debt [Member] Equity Security [Member]	Jan. 31, 2013 Prior Senior Debt [Member] Interest Rate Swap [Member]	Nov. 30, 2010 Prior Senior Debt [Member] Base Rate Margin [Member]	Nov. 30, 2010 Prior Senior Debt [Member] Base Rate Margin [Member] As funded debt to EBITDA ratio decreases	Nov. 30, 2010 Prior Senior Debt [Member] London Interbank Offered Rate (LIBOR) [Member]	Nov. 30, 2010 Prior Senior Debt [Member] London Interbank Offered Rate (LIBOR) [Member] As funded debt to EBITDA ratio decreases	Jan. 31, 2013 Prior Senior Debt [Member] London Interbank Offered Rate (LIBOR) [Member] Interest Rate Swap [Member]	Nov. 30, 2010 Prior Senior Debt [Member] London Interbank Offered Rate (LIBOR) [Member] Interest Rate Floor [Member]	Nov. 30, 2010 Prior Senior Debt [Member] Minimum [Member]	Jan. 31, 2013 Prior Senior Debt [Member] Minimum [Member] Interest Rate Swap [Member]	Jul. 01, 2013 Term Loan [Member]	Nov. 30, 2010 Subordinated Notes [Member]	Dec. 31, 2011 Subordinated Notes [Member]	Dec. 31, 2010 Subordinated Notes [Member]	Dec. 31, 2011 Subordinated Notes [Member] Common Stock Warrant [Member]	Dec. 31, 2011 Subordinated Notes [Member] Common Stock Warrant [Member]	Dec. 31, 2010 Subordinated Notes [Member] Common Stock Warrant [Member]	Sep. 30, 2013 Subordinated Notes [Member] Common Stock Warrant [Member]	Sep. 30, 2013 Subordinated Notes [Member] Common Stock Warrant [Member] Condition One [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 115,000,000	$ 6,000,000			$ 6,000,000		$ 10,000,000	$ 5,000,000			$ 3,500,000				$ 45,000,000													$ 35,000,000	$ 13,000,000
Debt instrument basis point over base rate																										4.50%	3.50%	5.50%	4.50%		1.00%
Debt to EBITDA Ratio																			1.00													2
Debt instrument basis point increase decrease																						1.00%								0.75%
Debt instrument frequency of periodic payment																	Equal annual installments												Quarterly					Quarterly	Monthly
Debt instrument, periodic payment, principal																					2,200,000													1,750,000
Debt instrument due date											Aug. 17, 2013		Feb. 28, 2012								Nov. 23, 2015														Nov. 30, 2015
Mandatory prepayments, percentage of net cash proceeds																							100.00%	50.00%
Interest rate swap agreement, requirement to cover outstanding principal amount																																	50.00%
Interest rate swap agreement period																									3 years
Interest rate swap agreement notional amount																									22,500,000
Interest rate swap agreement maturing date																									2014-01
Debt instrument interest rate basis point caps																														7.25%
Repayment of prior senior debt using term loan facility																				25,000,000
Quarterly credit facility fees, basis points							0.50%
Debt instrument, date of first required payment																																		Oct. 01, 2013
Debt instrument, term																																		5 years
Revolving credit facility, outstanding threshold amount for term loan conversion							25,000,000
Mandatory prepayments, percentage of net cash proceeds of subordinated debt							100.00%
Mandatory prepayments, percentage of net cash proceeds of equity transaction							50.00%
Debt instrument interest rate								5.00%			5.00%						5.00%																		12.50%
Common Stock Warrant, exercisable shares of common stock																																									457,796
Common Stock Warrant, exercise price																																									0.004
Increase in Common stock shares																																										70,571
Common Stock Warrant, fair value																																								1,500,000
Common Stock Warrant, per share fair value																																								$ 3.28
Fair value assumptions, weighted average contractual term																																							10 years	10 years
Fair value assumptions, risk-free interest rate																																							0.23%	1.26%
Fair value assumptions, volatility rate																																							54.02%	66.33%
Fair value assumptions, dividend yield																																							0.00%	0.00%
Debt instrument period																	2 years																				5 years
Interest expense																																				200,000
Fair value change of common stock warrant					(2,103,000)																																		2,100,000
Debt extinguished resulted into non-cash interest expense		900,000	680,000	816,000	3,662,000	933,000																																1,200,000
Reclassification of common stock warrant	3,577,000				3,577,000																																	3,600,000
Common stock warrant exercise date																																						Mar. 22, 2013
Current maturities of long term debt		14,972,000		16,650,000	20,112,000							6,000,000						1,750,000
Debt instrument fair value										8,800,000			8,800,000	4,400,000
Debt instrument interest rate									5.00%				10.00%	10.00%
Debt instrument number of installment payment														4		3
Debt instrument outstanding amount				38,925,000	55,537,000										2,500,000	2,200,000
Debt instrument outstanding amount reduced																300,000
Debt instrument annual principal payment																	1,750,000
Debt issuance costs				2,700,000
Amortization of financing costs				$ 100,000	$ 1,200,000	$ 600,000